14. INCOME TAX: Schedule of components of deferred income tax assets (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of components of deferred income tax assets
	2019	2018

Deferred income tax assets
Non-capital loss carryforwards	$ 1,854,696	$ 1,660,778
Share issue costs	31,166	31,773
	1,885,862	1,692,551
Valuation allowance	(1,885,862)	(1,692,551)
Net deferred income tax assets	$ -	$ -